Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of income tax receivables

DKK thousand	2021	2020	2019
Net result for the year before tax	-1,026,940	-839,653	-576,677
Corporate tax rate in Denmark	22.0%	22.0%	22.0%
Expected tax benefit/(expenses)	-225,927	184,724	126,869
Adjustment for foreign tax rates	461	-769	0
Adjustment for non-deductible expenses	888	1,927	-947
Adjustment for non-taxable income	0	-6,844	964
Adjustment for warrants	11,573	2,387	8,664
Adjustment for R&D extra deduction	-14,379	-8,811	1,676
Adjustment to prior year	-12,602	931	0
Change in tax assets (not recognized)	231,196	-180,621	-132,090
Total income tax expense/benefit	-8,790	-7,076	5,136

Note 11 - Income tax (continued)

The above specifications related to warrants have been gathered in one line in 2021 and therefore the comparative numbers have been adjusted accordingly.

DKK thousand	2021	2020	2019

Specification of deferred tax assets:
Tax losses carried forward (available indefinitely)	2,231,049	1,281,505	681,531
Research and development expenses	842,775	732,389	460,007
Intangible assets	51,154	40,373	35,849
Non-current assets	89,414	66,419	51,677
Liabilities	126,174	188,787	139,890
Other	55,075	58,483	70,306
Total temporary differences	3,395,641	2,365,956	1,439,260
Calculated potential deferred tax asset at local tax rate	749,198	514,239	316,637
Deferred tax asset not expected to be utilized	-735,673	-505,869	-316,637
Recognized deferred tax asset	13,525	8,370	0